SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2015	373	7,991
Issued, net of issue costs	10	335
Dividend reinvestment plan	13	449
Debenture conversions	—	2
Share-based payment transactions	1	31
Balance at December 31, 2016	397	8,808
Issued on Acquisition, net of issue costs	99	4,356
Dividend reinvestment plan	4	148
Debenture conversions	2	73
Share-based payment transactions	1	62
Balance at December 31, 2017	503	13,447
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2015	45	1,100
Class A, Series 11 Preferred shares issued, net of issue costs	7	166
Class A, Series 13 Preferred shares issued, net of issue costs	10	243
Balance at December 31, 2016	62	1,509
Class A, Series 15 Preferred shares issued, net of issue costs	8	178
Class A, Series 17 Preferred shares issued, net of issue costs	6	141
Class A, Series 19 Preferred shares issued, net of issue costs	8	203
Class A, Series 21 Preferred shares issued, net of issue costs	16	393
Balance at December 31, 2017	100	2,424

Disclosure of dividends
The following dividends were declared by the Company:

Year Ended December 31 ($ millions)	2017	2016
Common shares
Common shares $2.04000 per qualifying share (2016: $1.89750)	873	737
Preferred shares
$1.062500 per qualifying Series 1 preferred share (2016: $1.062500)	11	11
$1.175000 per qualifying Series 3 preferred share (2016: $1.175000)	7	7
$1.250000 per qualifying Series 5 preferred share (2016: $1.250000)	12	12
$1.125000 per qualifying Series 7 preferred share (2016: $1.125000)	11	11
$1.187500 per qualifying Series 9 preferred share (2016: $1.187500)	11	11
$1.437500 per qualifying Series 11 preferred share (2016: $1.259325)	10	8
$1.437500 per qualifying Series 13 preferred share (2016: $0.859575)	14	9
$0.279000 per qualifying Series 15 preferred share (2016: nil)	2	—
$0.312500 per qualifying Series 17 preferred share (2016: nil)	2	—
$0.312500 per qualifying Series 19 preferred share (2016: nil)	3	—
	83	69

Series	Dividend Amount
Series 1	$0.265625
Series 3	$0.293750
Series 5	$0.312500
Series 7	$0.281250
Series 9	$0.296875
Series 11	$0.359375
Series 13	$0.359375
Series 15	$0.279000
Series 17	$0.312500
Series 19	$0.312500
Series 21	$0.281900